Events occurring after the reporting period	6 Months Ended
Dec. 31, 2021
Events occurring after the reporting period

10 Events occurring after the reporting period

The Company received regulatory approval from National Association of Testing Authorities (NATA) and Centers for Medicare & Medicaid Services (CMS) of its geneType Multi-Test product that will enable GTG to make this product commercially available from 21 February 2022.

On 23 February 2022, the Company announced the granting of US Patent No: US 11,257,569, Methods of assessing risk of developing a severe response to Coronavirus infection for its geneType COVID-19 Risk Test.

Except for the above, no matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial periods.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2021